Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Current Assets
Cash and cash equivalents	$ 31,252	$ 18,587	$ 99,840
Trade receivables, net	23,997	35,162	26,548
Other accounts receivables	6,884	8,872	4,392
Inventories	73,029	67,423	48,163
Total Current Assets	135,162	130,044	178,943
Non-Current Assets
Property, plant and equipment, net	25,898	26,307	25,856
Right-of-use assets	2,793	3,092	3,361
Intangible assets, Goodwill and other long-term assets	148,620	153,663	3,380
Contract assets	7,164	5,561	4,987
Total Non-Current Assets	184,475	188,623	37,584
Total Assets	319,637	318,667	216,527
Current Liabilities
Current maturities of bank loans	4,444	2,631	52
Current maturities of lease liabilities	1,004	1,154	1,181
Current maturities of other long term liabilities	25,095	17,986
Trade payables	30,619	25,104	19,010
Other accounts payables	7,948	7,142	6,346
Deferred revenues	40	40
Total Current Liabilities	69,150	54,057	26,589
Non-Current Liabilities
Bank loans	14,074	17,407
Lease liabilities	2,414	3,160	3,283
Contingent consideration	20,705	21,995
Other long-term liabilities	39,915	43,929
Deferred revenues	15	15	3,575
Employee benefit liabilities, net	813	1,280	1,467
Total Non-Current Liabilities	77,936	87,786	8,325
Shareholder’s Equity
Ordinary shares	11,732	11,725	11,720
Additional paid in capital net	210,355	210,204	210,005
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	(257)	54	35
Capital reserve from share-based payments	5,427	4,643	4,817
Capital reserve from employee benefits	212	(149)	(320)
Accumulated deficit	(51,428)	(46,163)	(41,154)
Total Shareholder’s Equity	172,551	176,824	181,613
Total Liabilities and Shareholder’s Equity	$ 319,637	$ 318,667	$ 216,527